EQUITY BASED COMPENSATION - Schedule of Company’s Stock Option Activity Under The Plans, Including Stock Options With Performance Based Conditions (Details) - Galaxy Digital Holdings, LP
$ in Thousands
		3 Months Ended	12 Months Ended
	Mar. 29, 2023 $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Number of Options
Beginning balance (in shares) | shares		19,865,008	22,263,973	27,652,543	30,413,345
Granted (in shares) | shares		4,172,899	2,913,051	10,963,780	1,565,000
Stock options replaced by replacement awards (in shares) | shares				(1,875,000)
Exercised (in shares) | shares		(652,549)	(3,546,327)	(5,847,020)	(2,627,053)
Forfeited (in shares) | shares		0	(1,521,299)	(5,485,996)	(1,698,749)
Canceled (in shares) | shares		(9,957)	(244,390)	(3,144,334)
Ending balance (in shares) | shares	(1,875,000)	(23,375,401)	(19,865,008)	(22,263,973)	(27,652,543)	(30,413,345)
Vested and expected (in shares) | shares							23,375,401	19,865,008	22,263,973	27,652,543
Options exercisable (in shares) | shares							12,729,406	10,691,460	9,712,157	14,180,883
Weighted Average Exercise Price (C$)
Beginning balance (in cad per share) | $ / shares		$ 8.58	$ 6.56	$ 8.56	$ 7,640
Granted (in cad per share) | $ / shares		17.30	16.66	6.30	19.63
Stock options replaced by replacement awards (in cad per share) | $ / shares				23.08
Exercised (in cad per share) | $ / shares	$ 6.75	3.09	3.16	3.73	2.68
Forfeited (in cad per share) | $ / shares		0	6.63	9.23	11.26
Canceled (in cad per share) | $ / shares		6.75	11.55	14.04
Ending balance (in cad per share) | $ / shares		10.28	8.58	6.56	8.56	$ 7,640
Vested and expected to vest (in cad per share) | $ / shares		10.28	8.58	6.56	8.56
Options exercisable (in cad per share) | $ / shares		$ 7.81	$ 7.37	$ 5.80	$ 4.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures
Weighted-Average Remaining Terms (Years)		3 years 6 months 29 days	3 years 5 months 8 days	2 years 11 months 23 days	2 years 7 months 13 days	3 years 5 months 4 days
Aggregate Intrinsic Value (in thousands) | $						$ 366,012	$ 233,384	$ 230,641	$ 76,893	$ 9,594
Vested and expected to vest		3 years 6 months 29 days	3 years 5 months 8 days	2 years 11 months 23 days	2 years 7 months 13 days
Aggregate Intrinsic Value | $							233,384	230,641	76,893	9,594
Options exercisable		1 year 9 months 25 days	1 year 7 months 28 days	1 year 9 months 25 days	2 years 21 days
Aggregate Intrinsic Value | $							$ 72,307	$ 132,653	$ 40,427	$ 8,135